Expected Credit Losses Allowance (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Charged-off individually significant loans			$ 51,978
Total provisions and charge-offs			(36,279)
Provisions released	$ (207,693)	$ (210,781)	(55,018)
Net charge offs of individually significant loans			15,699
Personnel Salaries And Expenses [Member]
Disclosure of financial assets [line items]
Provisions released
Mandatory Dividends [Member]
Disclosure of financial assets [line items]
Provisions released
Contingencies [Member]
Disclosure of financial assets [line items]
Provisions released			(46,357)
Loans to Customers [Member] | Provisions for Loan Losses [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans			(15,699)
Provisions established			(516,646)
Total provisions and charge-offs			(532,345)
Provisions released			146,563
Recovery of loans previously charged off			83,527
Net charge offs of individually significant loans			(302,255)
Loans to Customers [Member] | Commercial Loans [Member] | Provisions for Loan Losses [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans
Provisions established			(148,681)
Total provisions and charge-offs			(148,681)
Provisions released			20,491
Recovery of loans previously charged off			21,499
Net charge offs of individually significant loans			(106,691)
Loans to Customers [Member] | Commercial Loans [Member] | Provisions for Loan Losses [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans			(15,699)
Provisions established			(64,658)
Total provisions and charge-offs			(80,357)
Provisions released			55,925
Recovery of loans previously charged off			11,114
Net charge offs of individually significant loans			(13,318)
Loans to Customers [Member] | Mortgage Loans [Member] | Provisions for Loan Losses [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans
Provisions established			(43,621)
Total provisions and charge-offs			(43,621)
Provisions released			11,427
Recovery of loans previously charged off			10,942
Net charge offs of individually significant loans			(21,252)
Loans to Customers [Member] | Consumer Loans [Member] | Provisions for Loan Losses [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans
Provisions established			(252,038)
Total provisions and charge-offs			(252,038)
Provisions released			46,089
Recovery of loans previously charged off			39,972
Net charge offs of individually significant loans			(165,977)
Loans to Customers [Member] | Contingent Loan [Member] | Provisions for Loan Losses [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans
Provisions established			(4,224)
Total provisions and charge-offs			(4,224)
Provisions released			1,660
Recovery of loans previously charged off
Net charge offs of individually significant loans			(2,564)
Loans to Customers [Member] | Contingent Loan [Member] | Provisions for Loan Losses [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans
Provisions established			(3,117)
Total provisions and charge-offs			(3,117)
Provisions released			7,001
Recovery of loans previously charged off
Net charge offs of individually significant loans			3,884
Loans to Customers [Member] | Interbank Loan [Member] | Provisions for Loan Losses [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Charged-off individually significant loans
Provisions established			(307)
Total provisions and charge-offs			(307)
Provisions released			3,970
Recovery of loans previously charged off
Net charge offs of individually significant loans			$ 3,663